Note 7 - Commitments and Contingencies (Details) - Future Minimum Lease Payments (USD $)	Sep. 30, 2014	Dec. 31, 2013
Future Minimum Lease Payments [Abstract]
2014	$ 46,428	$ 184,002
2015	30,952	30,952
Total minimum lease payments	$ 77,380	$ 214,954